Document and Entity Information	May 27, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001005276
Document Type	8-K/A
Document Period End Date	May 27, 2021
Entity Registrant Name	MOHEGAN TRIBAL GAMING AUTHORITY
Entity File Number	033-80655
Entity Tax Identification Number	06-1436334
Entity Address, Address Line One	One Mohegan Sun Boulevard
Entity Address, City or Town	Uncasville
Entity Incorporation State Country Code	CT
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06382
City Area Code	(860)
Local Phone Number	862-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On October 20, 2021, the Company and Mr. Pineault entered into an employment agreement, effective as of May 27, 2021. The agreement provides for a base annual salary of $1,000,000, subject to annual increases, and Mr. Pineault will be entitled to participate in the Company’s incentive compensation program, payable at the discretion of the Management Board of the Company, provided that for the Company’s 2021 fiscal year, Mr. Pineault will remain eligible for incentive compensation payable under his prior employment agreement with the Company. In accordance with Mr. Pineault’s prior employment agreement, the new agreement has no specified term. The agreement provides that if Mr. Pineault is terminated for cause, as defined under his agreement, or if Mr. Pineault voluntarily terminates his employment, he will not be entitled to any further compensation from and after the termination date. If Mr. Pineault is terminated other than for cause, he will be entitled, among other things, to receive his base annual salary from the termination date through 12 months from the termination date.